PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about additions of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Property, plant and equipment [abstract]
Additions	$ 82,179	$ 130,191
Additions related to IFRS 16 Leases	(2,220)
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(2,736)	(21,427)
Purchase of property, plant and equipment	$ 77,223	$ 108,764